SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Net revenues	$ 28,519,261
Net loss	$ (42,001,415)
Net loss per common share | $ / shares	$ (2,722.78)